Voya Solution Aggressive Portfolio Expense Example - Voya Solution Aggressive Portfolio	Dec. 31, 2025 USD ($)
Class ADV
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 129
Expense Example, with Redemption, 3 Years	436
Expense Example, with Redemption, 5 Years	800
Expense Example, with Redemption, 10 Years	1,824
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	79
Expense Example, with Redemption, 3 Years	280
Expense Example, with Redemption, 5 Years	534
Expense Example, with Redemption, 10 Years	1,260
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	79
Expense Example, with Redemption, 3 Years	247
Expense Example, with Redemption, 5 Years	431
Expense Example, with Redemption, 10 Years	964
Class S
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	104
Expense Example, with Redemption, 3 Years	359
Expense Example, with Redemption, 5 Years	668
Expense Example, with Redemption, 10 Years	1,546
Class S2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	119
Expense Example, with Redemption, 3 Years	405
Expense Example, with Redemption, 5 Years	747
Expense Example, with Redemption, 10 Years	$ 1,714